FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Fair Value By Balance Sheet Grouping [Text Block]

	June 30, 2013		December 31, 2012
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$62,349	$62,349	$32,132	$32,132
Restricted cash	$99,009	$99,009	$29,529	$29,529
Accounts receivable, net	$22,506	$22,506	$7,778	$7,778
Accounts payable	$(2,359)	$(2,359)	$(2,090)	$(2,090)
Amounts due to related parties	$(14,925)	$(14,925)	$(21,748)	$(21,748)
Long-term debt	$(345,031)	$(345,031)	$(299,709)	$(299,709)

Schedule of Fair Value Measurements [Table Text Block]

	Fair Value Measurements at June 30, 2013 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$62,349	$62,349	$-	$-
Restricted cash	$99,009	$99,009	$-	$-
Long-term debt(1)	$(345,031)	$-	$(345,031)	$-

(1)
The fair value of the Company's debt is estimated based currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.